PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET
7.	PROPERTY AND EQUIPMENT, NET

Property and equipment, including those held under capital leases, consists of the following:

	December 31,
	2016	2017
	RMB’000	RMB’000	US$’000

At cost:
Optical fibers	13,100	13,100	2,013
Computer equipment (i)	856,150	928,293	142,676
Furniture and fixtures	33,971	10,612	1,631
Leasehold improvements	19,277	18,769	2,885
Motor vehicles	10,215	10,157	1,561
Buildings (i)	19,446	58,150	8,937
Freehold land	4,562	4,275	657

	956,721	1,043,356	160,360

Less: accumulated depreciation	(568,781)	(587,032)	(90,225)
Less: impairment	(387,940)	(402,998)	(61,939)

	-	53,326	8,196

(i) The balances as of December 31, 2017 includes completed buildings of RMB39,927,000 (US$6,137,000) and computer equipment of RMB6,150,000 (US$945,000) transferred from assets held for sale (Note 10).

For the years ended December 31, 2015, 2016 and 2017, depreciation expenses were RMB153,313,000, RMB155,225,000 and RMB9,145,000 (US$1,405,000), respectively, and were included in the following captions:

	For the years ended December 31,
	2015	2016	2017
	RMB’000	RMB’000	RMB’000	US$’000

Cost of revenue	131,102	130,724	8,090	1,243
Sales and marketing expenses	49	138	4	1
General and administrative expenses	9,191	11,799	1,050	161
Research and development expenses	12,971	12,564	1	-

	153,313	155,225	9,145	1,405

The Company accounted for the leases of certain computer equipment and optical fibers as capital leases that transfer to the Company substantially all the benefits and risks incidental to the ownership of assets. The carrying amounts of the Company’s property and equipment held under capital leases at respective balance sheet dates were as follows:

	December 31,
	2016	2017
	RMB’000	RMB’000	US$’000
At Cost:
Optical fibers	13,100	13,100	2,013
Computer equipment	243,570	163,599	25,145
Building	-	-	-
	256,670	176,699	27,158

Less: accumulated depreciation	(89,945)	(43,407)	(6,672)
Less: impairment	(166,725)	(133,292)	(20,486)

	-	-	-

Depreciation of property and equipment held under capital leases were RMB34,074,000, RMB48,473,000 and nil for the years ended December 31, 2015, 2016 and 2017, respectively.